Expense by Nature - Summary of Detailed Information About Emoluments Bands Of Highest Paid Individuals Explanatory (Detail) - Individuals-	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discloure of Detailed Information About Emoluments Bands Of Highest Paid Individuals [Line Items]
Number of Highest Paid Individuals	3	3	3
Emolument Bands Range One [Member]
Discloure of Detailed Information About Emoluments Bands Of Highest Paid Individuals [Line Items]
Number of Highest Paid Individuals	0	1	0
Emolument Bands Range Two [Member]
Discloure of Detailed Information About Emoluments Bands Of Highest Paid Individuals [Line Items]
Number of Highest Paid Individuals	0	0	1
Emolument Bands Range Three [Member]
Discloure of Detailed Information About Emoluments Bands Of Highest Paid Individuals [Line Items]
Number of Highest Paid Individuals	0	1	1
Emolument Bands Range Four [Member]
Discloure of Detailed Information About Emoluments Bands Of Highest Paid Individuals [Line Items]
Number of Highest Paid Individuals	1	1	1
Emolument Bands Range Five [Member]
Discloure of Detailed Information About Emoluments Bands Of Highest Paid Individuals [Line Items]
Number of Highest Paid Individuals	1	0	0
Emolument Bands Range Six [Member]
Discloure of Detailed Information About Emoluments Bands Of Highest Paid Individuals [Line Items]
Number of Highest Paid Individuals	0	0	0
Emolument Bands Range Seven [Member]
Discloure of Detailed Information About Emoluments Bands Of Highest Paid Individuals [Line Items]
Number of Highest Paid Individuals	1	0	0